Investment Securities - Amortized Cost and Estimated Fair Value of Securities Held-to-Maturity (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 161,043,404	$ 206,817,169
Gross Unrealized Gains	8,002,431	9,928,269
Gross Unrealized Losses	0	0
Estimated Fair Value	169,045,835	216,745,438
Obligations of U.S. Government Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	161,043,404	206,817,169
Gross Unrealized Gains	8,002,431	9,928,269
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 169,045,835	$ 216,745,438